Related Party Transactions (Details) ¥ in Millions	1 Months Ended
	Apr. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Apr. 30, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CNY (¥)
Related Party Transactions (Details) [Line Items]
Amount borrowed	$ 9,100,000			¥ 60.0					$ 6,000,000	¥ 40.0
Number of loan agreements	2
Nanjing JiaShiLian Venture Capital Center [Member]
Related Party Transactions (Details) [Line Items]
Amount borrowed		$ 1,200,000					¥ 8.0
Number of loan agreements		2
BaiJiaYun VIE [Member]
Related Party Transactions (Details) [Line Items]
Interest free loan amount												$ 453,028
Amount borrowed												$ 300,000	¥ 2.0
Gangjiang Li [Member]
Related Party Transactions (Details) [Line Items]
Amount borrowed	$ 10,000,000					$ 10,000,000					$ 2,100,000
Beijing Credit Chain [Member]
Related Party Transactions (Details) [Line Items]
Amount borrowed	1,500,000	$ 400,000		¥ 10.0			¥ 2.6	¥ 6.0
Duo Duo International Limited [Member]
Related Party Transactions (Details) [Line Items]
Amount borrowed	$ 1,500,000				$ 4,000,000
Jinan Zhongshi Huiyun [Member]
Related Party Transactions (Details) [Line Items]
Amount borrowed			$ 900,000
Number of loan agreements			2
Jinan Zhongshi Huiyun Technology Co., Ltd [Member]
Related Party Transactions (Details) [Line Items]
Number of loan agreements		2
Beijing Xinda Kechuang [Member]
Related Party Transactions (Details) [Line Items]
Amount borrowed									$ 6,000,000	¥ 40.0
Interest rate									4.00%	4.00%